SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning	11,000	11,000
Weighted Average Exercise Price, Outstanding, Beginning	220.00	220.00
Weighted Average Remaining Contractual Term, Exercisable Ending	2 years 6 months	3 months 18 days	3 months 18 days
Number of Warrants, Granted	972,000	293,450
Weighted Average Exercise Price, Granted	30.87	63.00
Weighted Average Remaining Contractual Term, Granted	2 years	3 months 18 days
Number of Warrants, Expired	(11,000)	(293,450)
Weighted Average Exercise Price, Expired	220.00	63.00
Weighted Average Remaining Contractual Term, Expired	3 months 18 days	3 months 18 days
Number of Warrants, Exercised	(638,667)
Weighted Average Exercise Price, Exercised	28.20
Number of Warrants, Outstanding, Ending	333,333	11,000	11,000
Weighted Average Exercise Price, Outstanding, Beginning	36.00	220.00	220.00
Weighted Average Remaining Contractual Term, Outstanding Ending	2 years 6 months
Number of Warrants, Exercisable, Ending	333,333
Weighted Average Exercise Price, Exercisable, Ending	36.00